Bank indebtedness, interim production financing, long-term debt and obligations under finance leases	12 Months Ended
Jun. 30, 2019
Financial Instruments [Abstract]
Bank indebtedness, interim production financing, long-term debt and obligations under finance leases
Bank indebtedness, interim production financing, long-term debt and obligations under finance leases

	June 30, 2019	June 30, 2018
	$	$

Bank indebtedness	—	16,350
Interim production financing	92,448	93,683
Long-term debt and obligations under finance leases	534,068	756,570

Interest bearing debt and obligations under finance leases	626,516	866,603

Amount due within 12 months	(103,455)	(120,557)

Amount due beyond 12 months	523,061	746,046

a)	Bank indebtedness

The Revolving Facility has a maximum available balance of US$30,000 (CAD$39,261) and matures on June 30, 2022. The Revolving Facility may be drawn down by way of either $USD base rate, $CAD prime rate, $CAD bankers’ acceptance, or $USD and £GBP LIBOR advances (the “Drawdown Rate”) and bears interest at floating rates ranging from the Drawdown Rate + 2.50% to the Drawdown Rate + 3.75%.

As at June 30, 2019, $nil (June 30, 2018 - $16,350) was drawn on the Revolving Facility.

b)	Interim production financing

	June 30, 2019	June 30, 2018
	$	$

Interim production credit facilities	92,448	93,683

Interim production credit facilities with various institutions, bearing interest at bank prime plus 0.5% - 1.0%, LIBOR plus 3.25%, or base rate of 5.75% plus 0.5%. Assignment and direction of specific production financing, licensing contracts receivable and film tax credits receivable with a net book value of approximately $109,573 at June 30, 2019 (June 30, 2018 - $115,639) have been pledged as security. During the year ended June 30, 2019, the $CAD bank prime rate averaged 3.95% (2018 - 3.19%).

c)	Long-term debt and obligations under finance leases

	June 30, 2019	June 30, 2018
	$	$

Term Facility, net of unamortized issue costs of $11,856 (June 30, 2018 - $22,232)	407,031	623,066
Senior Unsecured Convertible Debentures, net of unamortized issue costs of $4,695 (June 30, 2018 - $5,588) and embedded derivatives at fair value of $4,755 (June 30, 2018 - $11,940)	120,850	124,747
Obligations under various finance leases, bearing interest at rates ranging from 4.0% to 9.8%, maturing on dates ranging from July 2019 to March 2023	6,187	8,757
	534,068	756,570
Less: Current portion	(11,007)	(10,524)
	523,061	746,046

(i) Term Facility

As at June 30, 2019, the Company's Term Facility had a principal balance of US$320,022, or CAD$418,887 (June 30, 2018 - US$490,050, or CAD$645,298), bearing interest at floating rates of either $US base rate + 2.75% or $US LIBOR + 3.75% and will mature on December 29, 2023.

During the first quarter of fiscal 2019, the Company repaid US$161,328 (CAD$212,243) against its Term Facility using proceeds from the sale of a 49% interest of the Company's 80% ownership in Peanuts (see note 16). As a result of this repayment, the Company recorded a write-down of its unamortized issue costs of $7,320.

During the fourth quarter of fiscal 2019, the Company repaid US$8,700 (CAD$11,552) against its Term Facility using proceeds from the sale of its land and building. As a result of this repayment, the Company recorded a write-down of its unamortized issue costs of $321.

The Term Facility is repayable in equal quarterly installment payments of US$1,238 (CAD$1,620) or 0.25% of the initial principal commencing September 30, 2017. As a result of the repayment in the first quarter of 2019, the Company is not required to make any further installment payments through to maturity.

The Term Facility also requires repayments equal to 50% of Excess Cash Flow (the "Excess Cash Flow Payments") (as defined in the Senior Secured Credit Agreement), commencing for the fiscal year-ended June 30, 2018, while the First Lien Net Leverage Ratio (as defined in the Senior Secured Credit Agreement) is greater than 3.50 times, reducing to 25% of Excess Cash Flow while First Lien Net Leverage Ratio (as defined in the Senior Secured Credit Agreement) is at or below 3.50 times and greater than 3.00 times, with the remaining balance due on December 29, 2023. As at June 30, 2019, $7,501 were owed under the Excess Cash Flow Payments terms of the Term Facility.

The Senior Secured Credit Facilities require that the Company comply with a Total Net Leverage Ratio covenant, as defined in the Senior Secured Credit Agreement:

Period	Ratio target
Each fiscal quarter commencing September 30, 2018	< 6.75x
Each fiscal quarter commencing September 30, 2019	< 6.50x
Each fiscal quarter commencing September 30, 2020	< 5.75x
Each fiscal quarter commencing September 30, 2021 to Maturity at December 29, 2023	< 5.50x

As at June 30, 2019, the Company was in compliance with all its debt covenants with a Total Net Leverage Ratio of 5.92x.

(ii) Senior Unsecured Convertible Debentures
As at June 30, 2019, the Senior Unsecured Convertible Debentures had a principal balance of $140,000 (June 30, 2018 - $140,000), bearing interest at an annual rate of 5.875% and paid semi-annually on March 31 and September 30 of each year. The Senior Unsecured Convertible Debentures are convertible into Common Voting Shares or Variable Voting Shares of the Company at a price of $8.00 per share, subject to certain customary adjustments. The Senior Unsecured Convertible Debentures mature September 30, 2024.

The Senior Unsecured Convertible Debentures have a cash conversion option whereby the Company can elect to make a cash payment in lieu of issuing Common Voting Shares or Variable Voting Shares upon exercise of the conversion option feature by the holder of the Senior Unsecured Convertible Debentures. As a result, the Senior Unsecured Convertible Debentures were deemed to have no equity component at initial recognition and the estimated fair value of the embedded derivatives is recorded as a financial liability and included with the debt component on the Company's consolidated balance sheet. Changes in the estimated fair value of the embedded derivatives are recorded through the Company's consolidated statement of income (loss). As at June 30, 2019, the estimated fair value of the embedded derivatives was $4,755.